S000010412 [Member] Investment Objectives and Goals - AB Discovery Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	AB Discovery Value Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is long-term growth of capital.